COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27.          COMMITMENTS AND CONTINGENCIES

(a)  Operating Leases

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates.  Total rental expense under all operating leases was RMB3,917,000, RMB5,626,000 and RMB15,621,000 (US$2,507,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, the Company had future minimum lease payments under non-cancelable operating leases with initial terms of one-year or more in relation to office premises consist of the following:

	December 31, 2012
	RMB’000	US$’000

2013	15,493	2,487
2014	14,634	2,349
2015	14,409	2,313
2016	13,852	2,223
2017	5,605	900

	63,993	10,272

(b)  Purchase Commitments

As of December 31, 2012, the Company had outstanding purchase commitments in relation to bandwidth of RMB105,127,000 (US$16,874,000).

(c) Investment commitment

As part of the Company’s expansion strategy, in October 2012, the Company signed a purchase agreement to acquire a 51% equity interest in a PRC company with a purchase consideration of RMB408,000 (US$65,000). As of December 31, 2012, the closing conditions of the acquisition of the PRC company have not been met and therefore the transfer of the 51% equity interest has not occurred.  As such, the Company has not accounted for this business combination in 2012.

(d) Income taxes

As of December 31, 2012, the Company has recognized RMB21,563,000 (US$3,461,000) (2011: RMB23,850,000) of unrecognized tax benefits. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, changes in regulatory tax laws, interpretation of those tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.